Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.634%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,219,182.71

Principal:
Principal Collections	$14,303,884.69
Prepayments in Full	$7,562,626.72
Liquidation Proceeds	$289,374.06
Recoveries	$53,608.88
Sub Total	$22,209,494.35
Collections	$23,428,677.06

Purchase Amounts:
Purchase Amounts Related to Principal	$91,996.32
Purchase Amounts Related to Interest	$380.52
Sub Total	$92,376.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,521,053.90

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,521,053.90
Servicing Fee	$456,000.42	$456,000.42	$0.00	$0.00	$23,065,053.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,065,053.48
Interest - Class A-2a Notes	$10,614.90	$10,614.90	$0.00	$0.00	$23,054,438.58
Interest - Class A-2b Notes	$13,053.63	$13,053.63	$0.00	$0.00	$23,041,384.95
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$22,687,861.62
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$22,550,821.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,550,821.62
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$22,499,767.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,499,767.29
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$22,461,351.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,461,351.04
Regular Principal Payment	$20,215,397.31	$20,215,397.31	$0.00	$0.00	$2,245,953.73
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,245,953.73
Residual Released to Depositor	$0.00	$2,245,953.73	$0.00	$0.00	$0.00
Total		$23,521,053.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,215,397.31
Total					$20,215,397.31

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$11,134,892.49	$55.67	$10,614.90	$0.05	$11,145,507.39	$55.72
Class A-2b Notes	$9,080,504.82	$55.67	$13,053.63	$0.08	$9,093,558.45	$55.75
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$20,215,397.31	$19.21	$603,702.44	$0.57	$20,819,099.75	$19.78

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$11,373,106.01	0.0568655	$238,213.52	0.0011911
Class A-2b Notes	$9,274,767.94	0.0568655	$194,263.12	0.0011911
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$481,257,873.95	0.4572044	$461,042,476.64	0.4379993

Pool Information
Weighted Average APR	2.763%	2.754%
Weighted Average Remaining Term	40.88	40.05
Number of Receivables Outstanding	30,859	30,278
Pool Balance	$547,200,501.16	$524,696,416.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$504,797,251.53	$484,244,292.95
Pool Factor	0.4782535	0.4585849

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$7,870,446.25
Yield Supplement Overcollateralization Amount	$40,452,123.58
Targeted Overcollateralization Amount	$63,653,939.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,653,939.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$256,202.84
(Recoveries)		67	$53,608.88
Net Loss for Current Collection Period			$202,593.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4443%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2855%
Second Prior Collection Period			0.5316%
Prior Collection Period			0.5597%
Current Collection Period			0.4536%
Four Month Average (Current and Prior Three Collection Periods)			0.4576%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,647	$6,051,005.24
(Cumulative Recoveries)			$569,249.13
Cumulative Net Loss for All Collection Periods			$5,481,756.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4791%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,673.96
Average Net Loss for Receivables that have experienced a Realized Loss			$3,328.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.23%	320	$6,450,011.14
61-90 Days Delinquent	0.14%	31	$727,223.84
91-120 Days Delinquent	0.05%	9	$257,239.48
Over 120 Days Delinquent	0.09%	18	$455,769.55
Total Delinquent Receivables	1.50%	378	$7,890,244.01

Repossession Inventory:
Repossessed in the Current Collection Period		13	$301,030.20
Total Repossessed Inventory		24	$572,772.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2187%
Prior Collection Period			0.1977%
Current Collection Period			0.1916%
Three Month Average			0.2026%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2745%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer